Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

16. Commitments and Contingencies

Other commitments

Other than the intangible assets (Note 7), operating leases (Note 8), bank loan (Note 10) and redeemable preferred shares (Note 13), the Company did not have any other significant commitments, long-term obligations, or guarantees as of December 31, 2025 and 2024.

Contingencies

The Company may be subject to legal proceedings and regulatory actions in the ordinary course of business. As of December 31, 2025 and 2024, the Company was not a party to any material legal or administrative proceedings.